Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Schedule of future estimated minimum rental payments for operating leases [Table Text Block]	The aggregate future estimated payments under these commitments are:
Millions of dollars
2013	$256
2014	220
2015	178
2016	111
2017	88
Thereafter	227
Total minimum lease payments	$1,080